Capital Disclosures - Summary of Shareholders' Equity Attributable to Shareholders, Excluding Other Comprehensive Income (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholders' equity attributable to shareholders, excluding other comprehensive income	$ 67,725,744	$ 60,582,603